Future Minimum Rental Commitments Under Non-cancellable Operating Leases (Detail) (Buildings, USD $) In Millions, unless otherwise specified	Jun. 30, 2013
Buildings
Operating Leased Assets [Line Items]
Year Ending June 30, 2014	$ 572
Year Ending June 30, 2015	451
Year Ending June 30, 2016	349
Year Ending June 30, 2017	281
Year Ending June 30, 2018	204
Thereafter	605
Total	$ 2,462